Write down and Loss on Sale of Vessels and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Net (Loss) Income from Discontinued Operations

The following table summarizes the net (loss) income from discontinued operations for the periods presented in the consolidated statements of income (loss):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
REVENUES	20,238	62,967	108,079

OPERATING EXPENSES
Voyage expenses	682	16,201	27,868
Vessel operating expenses	3,903	14,286	19,998
Depreciation and amortization	1,236	5,267	15,980
General and administrative	479	1,178	613
Write down and loss on sale of vessels	18,465	7,675	54,069

Total operating expenses	24,765	44,607	118,528

(Loss) income from vessel operations	(4,527)	18,360	(10,449)

OTHER ITEMS
Interest expense	(110)	(822)	(968)
Foreign currency exchange (loss) gain	(4)	2	—
Other (expense) income - net	(1)	28	(78)

Total other items	(115)	(792)	(1,046)

Net (loss) income from discontinued operations	(4,642)	17,568	(11,495)